ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Unrecognized pension and other post-retirement benefit costs	6.6		0		(89.6)
Foreign currency translation adjustments, net of related hedging activities	0	[1]	0	[1]	0.7	[1]
Unrecognized loss on interest rate hedges	0		0		(0.5)
Accumulated Other Comprehensive Income (Loss), Net Of Tax	6.60		0		(89.40)		(46.10)	(52.70)	(46.40)

[1]	The accumulated net adjustment is comprised of non-taxable translation gain of $nil million (2011 $2.3 million gain) and a net revaluation of long-term debt designated as a net investment hedge of $nil million loss (2011 $1.6 million loss), net of tax of $nil million (2011 $nil million). Effective October 1, 2011, the company no longer designates the net revaluation of long-term debt as a net investment hedge.